Employee benefits - Summary of Weighted-Average Actuarial Assumptions Used to Determine the Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Japanese Defined Benefit Plans [Member]
Disclosure of significant weighted average actuarial assumptions used to determine the present value of defined benefit obligations explanatory [Line Items]
Actuarial assumption of discount rates	0.70%	0.60%	0.60%
Foreign Defined Benefit Plan [Member]
Disclosure of significant weighted average actuarial assumptions used to determine the present value of defined benefit obligations explanatory [Line Items]
Actuarial assumption of discount rates	2.50%	1.40%	2.10%